Organization and Principal Activities - Schedule of VIEs' Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 3,470,662	$ 5,561,034
Plant and equipment, net	108,467	1,503
Total assets	3,582,966	5,569,057
Total liabilities	(2,951,821)	(3,048,953)
Variable Interest Entity [Member]
Current assets	48,287,298	45,180,787
Plant and equipment, net	373	1,503
Other noncurrent assets	3,836	6,520
Total assets	48,291,507	45,188,810
Total liabilities	(48,851,480)	(45,964,142)
Net assets (liabilities)	$ (559,973)	$ (775,332)